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C000013020
Account Value [Line Items]
Line Graph and Table Measure Name													Fixed Income SHares: Series C
Accumulated Value	$ 10,000	$ 9,906	$ 9,659	$ 9,907	$ 9,937	$ 9,957	$ 9,987	$ 10,013	$ 10,029	$ 10,045	$ 10,101	$ 9,971		$ 10,084	$ 10,140	$ 10,256	$ 10,303	$ 10,402	$ 10,476	$ 10,521	$ 10,602	$ 10,696	$ 10,708	$ 10,709	$ 10,699	$ 10,733	$ 10,671	$ 10,597	$ 10,631	$ 10,588	$ 10,602	$ 10,615	$ 10,691	$ 10,727	$ 10,737	$ 10,685	$ 10,679	$ 10,755	$ 10,983	$ 11,049	$ 11,143	$ 11,262	$ 11,286	$ 11,447	$ 11,496	$ 11,647	$ 11,603	$ 11,682	$ 11,729	$ 11,742	$ 12,026	$ 12,169	$ 11,562	$ 11,962	$ 12,097	$ 12,335	$ 12,611	$ 12,573	$ 12,560	$ 12,477	$ 12,797	$ 12,889	$ 12,849	$ 12,649	$ 12,413	$ 12,613	$ 12,669	$ 12,821	$ 13,035	$ 13,032	$ 12,935	$ 12,909	$ 12,931	$ 12,933	$ 12,619	$ 12,413	$ 11,953	$ 11,406	$ 11,341	$ 11,020	$ 11,358	$ 11,037	$ 10,443	$ 10,289	$ 10,779	$ 10,769	$ 11,281	$ 11,041	$ 11,161	$ 11,236	$ 11,127	$ 11,138	$ 11,192	$ 11,134	$ 10,852	$ 10,660	$ 11,215	$ 11,667	$ 11,696	$ 11,607	$ 11,761	$ 11,532	$ 11,789	$ 11,903	$ 12,221	$ 12,406	$ 12,603	$ 12,283	$ 12,502	$ 12,281	$ 12,390	$ 12,721	$ 12,673	$ 12,655	$ 12,663	$ 12,908	$ 12,938	$ 13,116	$ 13,286	$ 13,393	$ 13,477	$ 13,537
C000133198
Account Value [Line Items]
Line Graph and Table Measure Name													Fixed Income SHares: Series LD
Accumulated Value	10,000	9,921	9,823	9,917	10,014	10,110	10,088	10,202	10,273	10,321	10,405	10,361		10,417	10,450	10,499	10,551	10,586	10,603	10,687	10,699	10,691	10,778	10,844	10,857	10,797	10,808	10,847	10,790	10,854	10,855	10,888	10,940	10,950	11,035	11,063	10,980	10,912	10,974	11,110	11,107	11,210	11,151	11,168	11,215	11,212	11,246	11,289	11,311	11,332	11,499	11,614	10,894	11,228	11,379	11,665	11,747	11,812	11,879	12,004	11,952	12,044	12,140	12,157	12,175	12,194	12,207	12,183	12,196	12,217	12,267	12,152	12,114	12,090	11,996	11,857	11,649	11,711	11,700	11,539	11,486	11,537	11,478	11,355	11,280	11,421	11,448	11,514	11,516	11,581	11,597	11,553	11,671	11,767	11,879	12,004	12,024	12,115	12,216	12,233	12,296	12,320	12,371	12,445	12,565	12,657	12,745	12,738	12,774	12,940	13,052	13,078	13,161	13,220	13,239	13,295	13,333	13,522	13,515	13,571	13,635	13,722
C000013019
Account Value [Line Items]
Line Graph and Table Measure Name													Fixed Income SHares: Series M
Accumulated Value	10,000	10,105	10,175	10,381	10,526	10,681	10,991	11,314	11,345	11,376	11,266	10,814		10,878	10,967	11,144	11,203	11,343	11,519	11,542	11,673	11,886	11,876	11,878	11,869	11,922	11,807	11,760	11,857	11,788	11,884	11,912	11,950	12,027	12,027	11,984	11,980	12,187	12,333	12,395	12,538	12,647	12,773	12,894	12,976	13,156	13,134	13,188	13,206	13,211	13,467	13,642	12,697	13,161	13,400	13,704	13,998	14,059	14,121	14,055	14,282	14,416	14,405	14,316	14,202	14,350	14,427	14,563	14,714	14,726	14,656	14,558	14,613	14,625	14,366	14,191	13,731	13,212	13,179	12,872	13,171	12,852	12,345	12,166	12,443	12,432	12,790	12,708	12,754	12,854	12,884	12,887	12,945	12,934	12,677	12,431	13,011	13,550	13,599	13,522	13,702	13,404	13,657	13,834	14,197	14,433	14,611	14,353	14,602	14,372	14,490	14,906	14,925	14,914	14,852	15,160	15,127	15,357	15,615	15,831	15,967	15,900
C000013021
Account Value [Line Items]
Line Graph and Table Measure Name													Fixed Income SHares: Series R
Accumulated Value	10,000	10,022	9,933	10,302	10,427	10,331	10,537	10,669	10,644	10,763	10,723	10,530		10,568	10,697	10,773	10,801	10,838	10,853	10,751	10,831	10,959	10,915	10,963	10,992	11,114	11,040	10,914	11,026	11,020	11,011	11,111	11,095	11,126	11,013	10,769	10,793	10,834	11,108	11,114	11,394	11,428	11,650	11,733	11,781	11,994	11,875	11,884	11,935	12,036	12,383	12,498	12,178	12,714	12,805	13,050	13,515	13,683	13,616	13,526	13,785	14,033	14,124	13,757	13,722	13,992	14,207	14,313	14,816	14,774	14,597	14,714	14,869	15,041	14,541	14,617	14,393	13,921	13,671	13,034	13,865	13,342	11,961	12,233	12,595	12,440	12,737	12,440	12,878	12,889	12,640	12,600	12,647	12,423	12,095	11,945	12,434	12,820	12,916	12,739	12,852	12,535	12,858	12,962	13,341	13,488	13,737	13,329	13,454	13,121	13,367	13,792	13,942	13,888	13,797	14,057	14,080	14,465	14,527	14,655	14,686	14,590
C000114641
Account Value [Line Items]
Line Graph and Table Measure Name													Fixed Income SHares: Series TE
Accumulated Value	10,000	10,065	10,062	10,127	10,223	10,249	10,448	10,444	10,502	10,480	10,342	9,950		10,040	10,117	10,189	10,243	10,356	10,534	10,547	10,661	10,797	10,778	10,818	10,787	10,905	10,829	10,776	10,788	10,788	10,929	10,953	11,008	11,024	10,979	10,893	10,943	11,011	11,090	11,182	11,352	11,399	11,583	11,627	11,706	11,901	11,844	11,867	11,903	11,938	12,146	12,342	11,761	11,610	11,983	12,263	12,500	12,451	12,404	12,380	12,627	12,796	12,924	12,722	12,796	12,919	12,989	13,062	13,160	13,123	13,050	13,025	13,149	13,185	12,862	12,764	12,406	12,077	12,219	11,923	12,305	12,046	11,524	11,376	11,893	11,879	12,269	12,006	12,186	12,309	12,280	12,463	12,510	12,402	12,097	11,907	12,668	13,036	13,129	13,275	13,332	13,198	13,298	13,500	13,664	13,778	13,955	13,758	13,983	13,757	13,867	14,046	13,855	13,739	13,710	13,809	13,709	13,842	14,293	14,477	14,517	14,518
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,119	10,135	10,167	10,242	10,270	10,433	10,440	10,454	10,401	10,292	9,908		10,025	10,091	10,161	10,183	10,257	10,420	10,382	10,466	10,546	10,492	10,518	10,462	10,571	10,447	10,415	10,454	10,416	10,536	10,545	10,570	10,597	10,529	10,464	10,580	10,707	10,787	10,845	11,017	11,058	11,211	11,252	11,343	11,521	11,429	11,450	11,478	11,513	11,720	11,871	11,441	11,297	11,656	11,752	11,950	11,894	11,897	11,861	12,040	12,113	12,191	11,997	12,071	12,172	12,208	12,242	12,344	12,298	12,209	12,174	12,277	12,297	11,961	11,918	11,531	11,212	11,379	11,193	11,488	11,237	10,805	10,715	11,217	11,249	11,572	11,310	11,561	11,535	11,435	11,549	11,595	11,428	11,093	10,999	11,697	11,969	11,908	11,923	11,923	11,775	11,740	11,920	12,029	12,124	12,244	12,065	12,274	12,095	12,156	12,276	12,068	11,971	11,978	12,053	12,029	12,133	12,414	12,568	12,597	12,608
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Credit Index
Accumulated Value	10,000	10,052	10,136	10,392	10,519	10,514	10,754	10,895	10,916	10,886	10,793	10,499		10,563	10,598	10,716	10,700	10,807	10,923	10,952	11,032	11,124	11,099	11,137	11,127	11,215	11,111	10,943	10,977	10,877	10,932	10,880	10,958	11,014	10,977	10,824	10,816	10,979	11,216	11,240	11,514	11,571	11,740	12,006	12,068	12,445	12,364	12,434	12,458	12,493	12,786	12,960	12,101	12,654	12,860	13,095	13,499	13,328	13,291	13,262	13,600	13,662	13,499	13,265	13,054	13,192	13,287	13,487	13,663	13,630	13,484	13,513	13,525	13,514	13,081	12,834	12,511	11,856	11,961	11,648	12,002	11,663	11,072	10,958	11,502	11,452	11,889	11,531	11,847	11,941	11,774	11,811	11,847	11,761	11,456	11,252	11,890	12,389	12,367	12,189	12,339	12,032	12,251	12,332	12,622	12,818	13,037	12,722	12,884	12,641	12,712	12,970	12,939	12,947	12,938	13,175	13,182	13,321	13,513	13,572	13,657	13,631
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value	10,000	10,061	10,072	10,090	10,094	10,083	10,143	10,138	10,121	10,132	10,126	10,085		10,088	10,101	10,112	10,115	10,129	10,141	10,132	10,154	10,173	10,157	10,150	10,130	10,131	10,102	10,098	10,118	10,102	10,139	10,140	10,140	10,172	10,160	10,176	10,211	10,291	10,319	10,330	10,393	10,414	10,488	10,542	10,530	10,615	10,603	10,638	10,634	10,657	10,715	10,808	10,956	10,961	10,968	10,971	10,982	10,979	10,982	10,978	10,983	10,988	10,989	10,981	10,983	10,988	10,996	10,979	10,997	10,996	10,985	10,952	10,954	10,927	10,855	10,815	10,671	10,620	10,679	10,617	10,653	10,576	10,451	10,441	10,507	10,528	10,600	10,524	10,692	10,719	10,682	10,630	10,668	10,710	10,709	10,745	10,854	10,976	11,018	10,973	11,009	10,973	11,048	11,112	11,239	11,340	11,431	11,364	11,398	11,424	11,474	11,552	11,606	11,698	11,673	11,743	11,737	11,838	11,874	11,914	11,968	12,007
PIMCO INDEX: 50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% ICE BofA 1-3 Year U.S. Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Accumulated Value	10,000	10,062	10,092	10,180	10,219	10,210	10,315	10,346	10,339	10,349	10,329	10,215		10,228	10,254	10,296	10,300	10,346	10,387	10,380	10,426	10,465	10,443	10,449	10,422	10,436	10,381	10,342	10,358	10,326	10,372	10,365	10,384	10,431	10,413	10,399	10,421	10,519	10,617	10,641	10,757	10,791	10,886	10,995	11,000	11,139	11,120	11,171	11,170	11,203	11,314	11,421	11,230	11,426	11,525	11,609	11,695	11,694	11,687	11,685	11,750	11,780	11,761	11,709	11,655	11,698	11,733	11,744	11,799	11,788	11,752	11,702	11,694	11,687	11,543	11,462	11,251	11,073	11,153	11,017	11,161	11,006	10,767	10,739	10,936	10,943	11,109	10,963	11,163	11,219	11,158	11,117	11,166	11,181	11,107	11,087	11,338	11,556	11,589	11,514	11,585	11,488	11,607	11,682	11,864	11,993	12,117	11,988	12,055	12,025	12,088	12,213	12,260	12,348	12,342	12,460	12,462	12,590	12,653	12,699	12,772	12,804
PIMCO INDEX: Bloomberg U.S. Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Credit Index
Accumulated Value	10,000	10,052	10,136	10,392	10,519	10,514	10,754	10,895	10,916	10,886	10,793	10,499		10,563	10,598	10,716	10,700	10,807	10,923	10,952	11,032	11,124	11,099	11,137	11,127	11,215	11,111	10,943	10,977	10,877	10,932	10,880	10,958	11,014	10,977	10,824	10,816	10,979	11,216	11,240	11,514	11,571	11,740	12,006	12,068	12,445	12,364	12,434	12,458	12,493	12,786	12,960	12,101	12,654	12,860	13,095	13,499	13,328	13,291	13,262	13,600	13,662	13,499	13,265	13,054	13,192	13,287	13,487	13,663	13,630	13,484	13,513	13,525	13,514	13,081	12,834	12,511	11,856	11,961	11,648	12,002	11,663	11,072	10,958	11,502	11,452	11,889	11,531	11,847	11,941	11,774	11,811	11,847	11,761	11,456	11,252	11,890	12,389	12,367	12,189	12,339	12,032	12,251	12,332	12,622	12,818	13,037	12,722	12,884	12,641	12,712	12,970	12,939	12,947	12,938	13,175	13,182	13,321	13,513	13,572	13,657	13,631
PIMCO INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. TIPS Index
Accumulated Value	10,000	10,148	10,261	10,446	10,482	10,408	10,624	10,716	10,668	10,727	10,684	10,479		10,468	10,556	10,606	10,600	10,663	10,659	10,557	10,605	10,717	10,649	10,671	10,685	10,783	10,691	10,587	10,698	10,692	10,737	10,780	10,729	10,806	10,692	10,539	10,589	10,647	10,790	10,789	10,987	11,024	11,206	11,302	11,342	11,612	11,454	11,483	11,501	11,544	11,787	11,950	11,740	12,066	12,103	12,238	12,519	12,656	12,609	12,528	12,668	12,813	12,856	12,649	12,625	12,801	12,956	13,035	13,382	13,359	13,263	13,414	13,534	13,577	13,302	13,416	13,166	12,897	12,769	12,365	12,903	12,560	11,729	11,875	12,092	11,968	12,188	12,020	12,368	12,381	12,233	12,192	12,207	12,098	11,875	11,789	12,109	12,435	12,457	12,323	12,424	12,215	12,424	12,522	12,745	12,845	13,038	12,804	12,866	12,663	12,827	13,106	13,190	13,206	13,128	13,254	13,270	13,474	13,532	13,580	13,605	13,550
PIMCO INDEX: ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Accumulated Value	10,000	10,182	10,348	10,514	10,566	10,470	10,696	10,769	10,695	10,778	10,728	10,476		10,456	10,551	10,608	10,599	10,696	10,698	10,575	10,651	10,777	10,674	10,696	10,707	10,803	10,675	10,565	10,688	10,670	10,725	10,773	10,705	10,799	10,664	10,529	10,598	10,661	10,845	10,843	11,076	11,114	11,320	11,457	11,499	11,776	11,583	11,625	11,611	11,670	11,950	12,110	11,912	12,265	12,313	12,474	12,756	12,966	12,907	12,812	12,928	13,102	13,168	12,828	12,840	13,076	13,216	13,298	13,754	13,725	13,564	13,717	13,827	13,916	13,596	13,724	13,505	13,082	12,975	12,502	13,231	12,812	11,719	11,850	12,159	11,970	12,291	12,004	12,496	12,499	12,300	12,208	12,234	12,034	11,724	11,584	11,978	12,372	12,441	12,227	12,337	12,063	12,299	12,417	12,704	12,809	13,020	12,684	12,750	12,479	12,667	12,999	13,129	13,115	13,064	13,236	13,252	13,531	13,569	13,618	13,690	13,589
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg High Yield Municipal Bond Index
Accumulated Value	10,000	10,057	10,167	10,274	10,337	10,473	10,798	10,869	10,908	10,937	10,801	10,159		10,299	10,443	10,692	10,717	10,789	10,954	10,930	11,002	11,154	11,094	11,124	11,152	11,297	11,191	11,199	11,363	11,414	11,653	11,711	11,752	11,846	11,800	11,652	11,734	11,835	11,914	11,978	12,288	12,357	12,557	12,623	12,702	13,008	12,981	13,009	13,059	13,098	13,421	13,704	12,197	11,785	12,266	12,752	13,099	13,133	13,146	13,169	13,486	13,739	14,025	13,878	14,029	14,234	14,397	14,580	14,755	14,732	14,636	14,576	14,768	14,806	14,391	14,358	13,839	13,348	13,494	13,063	13,551	13,249	12,433	12,178	12,887	12,866	13,437	13,015	13,218	13,294	13,202	13,436	13,524	13,319	12,866	12,660	13,641	14,051	13,986	14,096	14,263	14,175	14,283	14,632	14,793	14,967	15,102	14,872	15,191	14,939	15,052	15,240	15,061	14,792	14,803	14,889	14,665	14,743	15,132	15,284	15,343	15,306
PIMCO INDEX: 50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													50% Bloomberg 10 Year Municipal Bond Index / 50% Bloomberg High Yield Municipal Bond Index
Accumulated Value	$ 10,000	$ 10,104	$ 10,164	$ 10,232	$ 10,305	$ 10,374	$ 10,622	$ 10,661	$ 10,685	$ 10,684	$ 10,553	$ 10,002		$ 10,143	$ 10,252	$ 10,410	$ 10,439	$ 10,524	$ 10,699	$ 10,666	$ 10,751	$ 10,863	$ 10,803	$ 10,829	$ 10,795	$ 10,930	$ 10,795	$ 10,775	$ 10,873	$ 10,885	$ 11,057	$ 11,088	$ 11,129	$ 11,191	$ 11,134	$ 11,032	$ 11,142	$ 11,266	$ 11,365	$ 11,427	$ 11,659	$ 11,708	$ 11,890	$ 11,943	$ 12,033	$ 12,270	$ 12,198	$ 12,220	$ 12,258	$ 12,301	$ 12,571	$ 12,778	$ 11,856	$ 11,596	$ 12,022	$ 12,299	$ 12,576	$ 12,558	$ 12,567	$ 12,558	$ 12,802	$ 12,962	$ 13,134	$ 12,954	$ 13,061	$ 13,208	$ 13,294	$ 13,391	$ 13,535	$ 13,507	$ 13,407	$ 13,353	$ 13,488	$ 13,521	$ 13,136	$ 13,100	$ 12,658	$ 12,266	$ 12,432	$ 12,166	$ 12,571	$ 12,316	$ 11,718	$ 11,567	$ 12,145	$ 12,186	$ 12,621	$ 12,297	$ 12,521	$ 12,543	$ 12,430	$ 12,587	$ 12,657	$ 12,475	$ 12,091	$ 11,957	$ 12,760	$ 13,100	$ 13,036	$ 13,091	$ 13,163	$ 13,034	$ 13,006	$ 13,263	$ 13,389	$ 13,529	$ 13,651	$ 13,434	$ 13,680	$ 13,486	$ 13,593	$ 13,758	$ 13,559	$ 13,388	$ 13,436	$ 13,534	$ 13,440	$ 13,537	$ 13,850	$ 14,004	$ 14,050	$ 14,050